Costs of Services Rendered, Selling Expenses, General and Administrative Expenses by Nature - Summary of Nature of Expenses and Cost of Services (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Boa Vista Servicos S A [member]
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss on financial assets	R$ 23,360